FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The Company enters into derivative financial instruments to manage its exposure to fluctuations in exchange rates, the price of raw materials, energy and emission rights allowances arising from operating, financing and investing activities.
As of June 30, 2025, the outstanding balance of receivables sold as true sales of receivables amounted to 4.6 billion (4.4 billion at December 31, 2024). In addition, the Company estimates that about 2.2 billion of trade payables were subject to early discount by its suppliers as of June 30, 2025 as compared to 2.8 billion as of December 31, 2024.
Fair value versus carrying amount
The estimated fair value of certain financial instruments is determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at June 30, 2025.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,358	—	5,358	—	—	—
Restricted cash*	85	—	85	—	—	—
Trade accounts receivable and other	4,628	—	4,261	—	367	—
Inventories	19,126	19,126	—	—	—	—
Prepaid expenses and other current assets	3,576	1,452	1,886	—	—	238
Assets classified as held for sale	199	199	—	—	—	—
Total current assets	32,972	20,777	11,590	—	367	238

Non-current assets:
Goodwill and intangible assets	5,343	5,343	—	—	—	—
Property, plant and equipment and biological assets	39,621	39,512	—	109	—	—
Investments in associates and joint ventures	10,668	10,668	—	—	—	—
Other investments	342	—	—	—	342	—
Deferred tax assets	8,586	8,586	—	—	—	—
Other assets	1,346	492	593	136	—	125
Total non-current assets	65,906	64,601	593	245	342	125
Total assets	98,878	85,378	12,183	245	709	363

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,173	—	3,173	—	—	—
Trade accounts payable and other	12,741	—	12,741	—	—	—
Short-term provisions	1,036	1,020	16	—	—	—
Accrued expenses and other liabilities	6,048	1,543	4,107	—	—	398
Income tax liabilities	499	499	—	—	—	—
Liabilities classified as held for sale	103	103	—	—	—	—
Total current liabilities	23,600	3,165	20,037	—	—	398

Non-current liabilities:
Long-term debt, net of current portion	10,559	—	10,559	—	—	—
Deferred tax liabilities	2,429	2,429	—	—	—	—
Deferred employee benefits	2,521	2,521	—	—	—	—
Long-term provisions	1,750	1,749	1	—	—	—
Other long-term obligations	1,549	300	1,018	—	—	231
Total non-current liabilities	18,808	6,999	11,578	—	—	231

Equity:
Equity attributable to the equity holders of the parent	54,378	54,378	—	—	—	—
Non-controlling interests	2,092	2,092	—	—	—	—
Total equity	56,470	56,470	—	—	—	—
Total liabilities and equity	98,878	66,634	31,615	—	—	629
*Restricted cash of 85 include a cash deposit of 69 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 13 in connection with the mandatory convertible bonds as of June 30, 2025.
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	105	—	237	342
Trade accounts receivable and other subject to TSR programs*	—	—	367	367
Derivative financial current assets	—	235	3	238
Derivative financial non-current assets	—	125	—	125
Total assets at fair value	105	360	607	1,072
Liabilities at fair value:
Derivative financial current liabilities	—	398	—	398
Derivative financial non-current liabilities	—	198	33	231
Total liabilities at fair value	—	596	33	629
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	88	—	211	299
Trade accounts receivable and other subject to TSR programs*	—	—	224	224
Derivative financial current assets	—	305	—	305
Derivative financial non-current assets	—	133	—	133
Total assets at fair value	88	438	435	961
Liabilities at fair value:
Derivative financial current liabilities	—	327	—	327
Derivative financial non-current liabilities	—	311	32	343
Total liabilities at fair value	—	638	32	670
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
Portfolio of derivatives
Derivative financial current assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metal), freight, energy, emission rights and others. The total fair value is based on the price a dealer would pay or receive for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is calculated using standard industry models based on significant observable market inputs such as foreign exchange rates, commodity prices, swap rates and interest rates.
The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require from its counter-parties guarantees for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly the International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2025 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	59	1	213	—
Total interest rate instruments		1		—
Foreign exchange rate instruments
Forward purchase of contracts	186	4	574	(14)
Forward sale of contracts	448	5	435	(20)
Currency swaps sales	2,187	74	4,851	(82)
Currency swaps purchases	755	20	4,514	(163)
Exchange option purchases	5,412	83	94	(1)
Exchange options sales	111	1	5,450	(145)
Total foreign exchange rate instruments		187		(425)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	810	56	536	(26)
Term contracts purchases	1,083	114	1,004	(116)
Options sales/purchases	86	2	544	(29)
Total raw materials (base metal), freight, energy, emission rights and others		172		(171)
Total		360		(596)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2024 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	8	—	20	—
Total interest rate instruments		—		—
Foreign exchange rate instruments
Forward purchase of contracts	499	35	195	(39)
Forward sale of contracts	59	6	1,088	(113)
Currency swaps sales	1,189	7	3,734	(55)
Currency swaps purchases	2,614	151	1,701	(17)
Exchange option purchases	4,203	67	75	—
Exchange options sales	1	—	3,602	(294)
Total foreign exchange rate instruments		266		(518)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	386	26	302	(44)
Term contracts purchases	571	146	651	(76)
Option sales/purchases	3	—	—	—
Total raw materials (base metal), freight, energy, emission rights and others		172		(120)
Total		438		(638)
Derivative financial instruments classified as Level 3:
The fair valuation of Level 3 derivative instruments is established at each reporting date and compared to the prior period. ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s principles for establishing such procedures. In particular, such procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
Electricity option
ArcelorMittal and an electricity supplier entered into a multibuyer power supply contract on French market. Other clients of this contract are committed to purchase electricity from the supplier with opt-out rights to be exercised in 2029 for 2030-2034 delivery period. The Company is committed to acquire up to 51% of the opt-out volumes.
The fair value of the option is based on the Black-Scholes model using a Monte Carlo numerical calculation approach. Observable input data used in the valuation include euro zero coupon yield curve and electricity forward prices for tenors quoted by the European Energy Exchange (EEX). Unobservable input data is used to measure fair value to the extent relevant observable inputs are not available. For instance, electricity forward prices are extrapolated for tenors not quoted by EEX and volatility is computed based on historical settlement prices.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 :

Electricity option
Balance as of December 31, 2023	(82)
Change in fair value	42
Balance as of June 30, 2024	(40)
Change in fair value	8
Balance as of December 31, 2024	(32)
Change in fair value	(1)
Balance as of June 30, 2025	(33)
The fair value movement relating to the Level 3 derivative instrument is recognized in financing costs-net in the consolidated statements of operations.